Changes in Significant Accounting Policies (Details Textual) $ in Thousands	Jan. 01, 2018 TWD ($)
FVTOCI [member] | From available-for-sale financial assets [member] | Other equity - Unrealized gains (losses) on available-for-sale financial assets [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	$ (1,404,832)
FVTOCI [member] | From available-for-sale financial assets [member] | Other equity - Unrealized gains (losses) on financial assets at FVTOCI [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	1,404,832
Application of IFRS 9 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Investments in equity-accounted investees	(195)
Application of IFRS 9 [member] | Retrospective application of IFRS 9 by associates accounted for using equity method [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	(195)
Adjustments to retained earnings	0
Application of IFRS 9 [member] | Retrospective application of IFRS 9 by associates accounted for using equity method [member] | Other equity - Unrealized gains (losses) on available-for-sale financial assets [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	27,801
Application of IFRS 9 [member] | Retrospective application of IFRS 9 by associates accounted for using equity method [member] | Other equity - Unrealized gains (losses) on financial assets at FVTOCI [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	(27,996)
Application of IFRS 9 [member] | FVTOCI [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of initial application of standards or interpretations [line items]
Adjustments to other equity	(73,020)
Adjustments to retained earnings	$ 73,020